UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	20.31%
Consumer, Non-cyclical	17.96
Industrial	15.92
Consumer, Cyclical	14.76
Technology	7.28
Communications	4.56
Basic Materials	4.08
Utilities	2.47
Energy	2.40
Short Term Investments	10.26
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,027.90	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Investor Class
Actual	$1,000.00	$1,026.30	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Class L
Actual	$1,000.00	$1,025.00	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Investor Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.50%
40,084	A Schulman Inc	$ 1,282,688
39,931	Aceto Corp	616,934
41,257	AdvanSix Inc(a)	1,288,869
423,936	AK Steel Holding Corp(a)(b)	2,785,260
35,054	American Vanguard Corp	604,681
42,850	Balchem Corp	3,329,874
66,227	Calgon Carbon Corp	1,000,028
66,924	Century Aluminum Co(a)	1,042,676
22,135	Clearwater Paper Corp(a)	1,034,811
14,439	Deltic Timber Corp	1,078,016
12,694	Hawkins Inc	588,367
67,941	HB Fuller Co	3,472,464
56,611	Ingevity Corp(a)	3,249,471
25,958	Innophos Holdings Inc	1,137,999
32,447	Innospec Inc	2,126,901
22,868	Kaiser Aluminum Corp	2,024,275
27,494	Koppers Holdings Inc(a)	993,908
42,458	Kraton Performance Polymers Inc(a)	1,462,254
26,984	Materion Corp	1,009,202
22,696	Neenah Paper Inc	1,821,354
57,823	PH Glatfelter Co	1,129,861
17,673	Quaker Chemical Corp	2,566,650
57,353	Rayonier Advanced Materials Inc(b)	901,589
41,670	Schweitzer-Mauduit International Inc	1,551,374
26,286	Stepan Co	2,290,562
99,372	US Silica Holdings Inc(b)	3,526,712
		43,916,780
Communications — 5.03%
123,446	8x8 Inc(a)	1,796,139
64,336	ADTRAN Inc	1,328,538
14,664	ATN International Inc	1,003,604
19,131	Black Box Corp	163,570
53,287	Blucora Inc(a)	1,129,684
48,075	CalAmp Corp(a)	977,365
54,852	Cincinnati Bell Inc(a)	1,072,357
54,428	Cogent Communications Holdings Inc	2,182,563
31,457	Comtech Telecommunications Corp	596,739
69,139	Consolidated Communications Holdings Inc(b)	1,484,414
62,575	DHI Group Inc(a)	178,339
17,868	ePlus Inc(a)	1,324,019
76,004	EW Scripps Co Class A(a)(b)	1,353,631
23,931	FTD Cos Inc(a)	478,620
150,306	Gannett Co Inc(b)	1,310,668
36,441	General Communication Inc Class A(a)	1,335,198
41,728	Gigamon Inc(a)(b)	1,641,997
109,711	Harmonic Inc(a)(b)	575,983
33,490	HealthStream Inc(a)	881,457
110,004	Iridium Communications Inc(a)(b)	1,215,544
29,652	Liquidity Services Inc(a)	188,290
Shares		Fair Value
Communications — (continued)
32,059	Lumos Networks Corp(a)	$ 572,894
44,119	NETGEAR Inc(a)	1,901,529
72,109	New Media Investment Group Inc	972,029
84,250	NIC Inc	1,596,538
171,150	Oclaro Inc(a)(b)	1,598,541
47,628	Perficient Inc(a)	887,786
52,855	QuinStreet Inc(a)	220,405
36,594	Scholastic Corp	1,595,133
45,726	Shutterfly Inc(a)(b)	2,171,985
25,034	Shutterstock Inc(a)(b)	1,103,499
28,657	Spok Holdings Inc	507,229
21,228	Stamps.com Inc(a)(b)	3,287,687
132,000	Time Inc	1,894,200
163,275	TiVo Corp	3,045,079
40,492	VASCO Data Security International Inc(a)	581,060
305,687	Viavi Solutions Inc(a)	3,218,884
52,453	World Wrestling Entertainment Inc Class A(b)	1,068,468
33,978	XO Group Inc(a)	598,692
		49,040,357
Consumer, Cyclical — 16.28%
89,435	Abercrombie & Fitch Co Class A	1,112,571
17,739	Allegiant Travel Co	2,405,408
112,882	American Axle & Manufacturing Holdings Inc(a)	1,760,959
18,928	American Woodmark Corp(a)	1,808,570
38,487	Anixter International Inc(a)	3,009,683
25,698	Asbury Automotive Group Inc(a)	1,453,222
226,580	Ascena Retail Group Inc(a)	487,147
53,361	Barnes & Noble Education Inc(a)	567,227
75,436	Barnes & Noble Inc	573,314
115,714	Belmond Ltd Class A(a)	1,538,996
21,984	Big 5 Sporting Goods Corp(b)	286,891
1,294	Biglari Holdings Inc(a)	517,264
23,884	BJ's Restaurants Inc(a)	889,679
26,634	Bob Evans Farms Inc	1,913,120
111,815	Boyd Gaming Corp	2,774,130
37,289	Buckle Inc(b)	663,744
58,051	Caleres Inc	1,612,657
124,648	Callaway Golf Co	1,593,001
33,150	Cato Corp Class A	583,109
11,231	Cavco Industries Inc(a)	1,456,099
23,793	Children's Place Inc(b)	2,429,265
22,470	Chuy's Holdings Inc(a)	525,798
24,066	Cooper-Standard Holding Inc(a)	2,427,537
62,379	Core-Mark Holding Co Inc	2,062,250
98,228	Crocs Inc(a)	757,338
55,272	Daktronics Inc	532,269
50,577	Dave & Buster's Entertainment Inc(a)	3,363,876
22,114	DineEquity Inc(b)	974,122

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
40,664	Dorman Products Inc(a)	$ 3,365,759
91,621	DSW Inc Class A	1,621,692
30,288	El Pollo Loco Holdings Inc(a)(b)	419,489
49,787	Essendant Inc	738,341
34,414	Ethan Allen Interiors Inc	1,111,572
102,795	Express Inc(a)	693,866
66,139	EZCORP Inc Class A(a)	509,270
35,670	Fiesta Restaraunt Group(a)	736,586
55,108	Finish Line Inc Class A	780,880
64,949	FirstCash Inc	3,786,527
74,472	Five Below Inc(a)	3,676,683
56,634	Fossil Group Inc(a)(b)	586,162
46,933	Fox Factory Holding Corp(a)	1,670,815
49,466	Francesca's Holdings Corp(a)	541,158
49,956	Fred's Inc Class A(b)	461,094
57,750	G-III Apparel Group Ltd(a)	1,440,863
25,652	Genesco Inc(a)	869,603
49,480	Gentherm Inc(a)	1,919,824
26,890	Group 1 Automotive Inc	1,702,675
81,058	Guess? Inc(b)	1,035,921
25,930	Haverty Furniture Cos Inc	650,843
72,122	Hawaiian Holdings Inc(a)	3,386,128
28,544	Hibbett Sports Inc(a)(b)	592,288
76,409	Iconix Brand Group Inc(a)	527,986
143,066	ILG Inc	3,932,884
27,370	Installed Building Products Inc(a)	1,449,242
83,237	Interface Inc	1,635,607
36,994	iRobot Corp(a)(b)	3,112,675
417,700	JC Penney Co Inc(a)(b)	1,942,305
19,450	Kirkland's Inc(a)	199,946
65,756	La-Z-Boy Inc	2,137,070
33,650	LCI Industries	3,445,760
23,645	LGI Homes Inc(a)(b)	950,056
32,123	Lithia Motors Inc Class A	3,026,950
38,244	Lumber Liquidators Holdings Inc(a)(b)	958,395
33,407	M/I Homes Inc(a)	953,770
24,940	Marcus Corp	753,188
31,516	MarineMax Inc(a)	616,138
33,064	Marriott Vacations Worldwide Corp	3,893,286
55,658	MDC Holdings Inc	1,966,397
51,150	Meritage Homes Corp(a)	2,158,530
59,772	Mobile Mini Inc	1,784,194
15,391	Monarch Casino & Resort Inc(a)	465,578
24,706	Motorcar Parts of America Inc(a)	697,697
19,565	Movado Group Inc	494,016
41,467	Nautilus Inc(a)	794,093
65,353	Ollie's Bargain Outlet Holdings Inc(a)	2,784,038
20,198	Oxford Industries Inc	1,262,173
111,599	Penn National Gaming Inc(a)	2,388,219
15,641	Perry Ellis International Inc(a)	304,374
27,585	PetMed Express Inc(b)	1,119,951
Shares		Fair Value
Consumer, Cyclical — (continued)
17,260	Red Robin Gourmet Burgers Inc(a)	$ 1,126,215
48,539	Regis Corp(a)	498,496
41,892	RH (a)(b)	2,702,872
73,500	Ruby Tuesday Inc(a)	147,735
40,226	Ruth's Hospitality Group Inc	874,916
34,207	ScanSource Inc(a)	1,378,542
69,372	Scientific Games Corp Class A(a)	1,810,609
56,172	Select Comfort Corp(a)	1,993,544
25,315	Shake Shack Inc Class A(a)(b)	882,987
16,877	Shoe Carnival Inc	352,392
69,569	SkyWest Inc	2,441,872
35,833	Sonic Automotive Inc Class A	696,952
57,571	Sonic Corp(b)	1,525,056
26,569	Standard Motor Products Inc	1,387,433
38,281	Stein Mart Inc(b)	64,695
72,532	Steven Madden Ltd(a)	2,897,654
30,787	Superior Industries International Inc	632,673
63,921	Tailored Brands Inc(b)	713,358
44,135	Tile Shop Holdings Inc	911,388
63,484	Titan International Inc	762,443
21,285	Unifi Inc(a)	655,578
20,819	UniFirst Corp	2,929,233
19,165	Universal Electronics Inc(a)	1,281,180
23,664	Vera Bradley Inc(a)	231,434
15,117	Veritiv Corp(a)	680,265
77,379	Vista Outdoor Inc(a)(b)	1,741,801
31,740	Vitamin Shoppe Inc(a)	369,771
79,617	Wabash National Corp(b)	1,749,982
32,644	William Lyon Homes Class A(a)	788,026
38,528	Wingstop Inc(b)	1,190,515
34,992	Winnebago Industries Inc(b)	1,224,720
130,579	Wolverine World Wide Inc	3,657,518
23,674	Zumiez Inc(a)	292,374
		158,726,032
Consumer, Non-Cyclical — 19.81%
30,760	Abaxis Inc	1,630,895
74,864	ABM Industries Inc	3,108,353
63,665	Acorda Therapeutics Inc(a)	1,254,201
31,036	Albany Molecular Research Inc(a)	673,481
16,019	Almost Family Inc(a)	987,571
45,893	AMAG Pharmaceuticals Inc(a)(b)	844,431
37,587	Amedisys Inc(a)	2,360,839
20,791	American Public Education Inc(a)	491,707
64,602	AMN Healthcare Services Inc(a)	2,522,708
48,174	Amphastar Pharmaceuticals Inc(a)	860,388
17,056	Analogic Corp	1,239,118
34,770	Andersons Inc	1,187,396
45,385	AngioDynamics Inc(a)	735,691
10,825	ANI Pharmaceuticals Inc(a)	506,610

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,420	Anika Therapeutics Inc(a)	$ 958,183
89,536	B&G Foods Inc(b)	3,187,482
37,699	Biotelemetry Inc(a)	1,261,032
60,977	Brink's Co	4,085,459
20,328	Calavo Growers Inc(b)	1,403,648
40,518	Cal-Maine Foods Inc(a)(b)	1,604,513
43,342	Cambrex Corp(a)	2,589,684
48,793	Cantel Medical Corp	3,801,463
15,323	Capella Education Co	1,311,649
61,976	Cardtronics PLC Class A(a)	2,036,531
85,690	Career Education Corp(a)	822,624
21,048	CDI Corp(a)	123,131
13,514	Central Garden & Pet Co(a)	429,610
46,181	Central Garden & Pet Co Class A(a)	1,386,354
21,643	Chemed Corp	4,426,643
6,307	Coca-Cola Bottling Co Consolidated	1,443,483
156,460	Community Health Systems Inc(a)	1,558,342
33,614	CONMED Corp	1,712,297
13,521	CorVel Corp(a)	641,571
44,357	Cross Country Healthcare Inc(a)	572,649
36,291	CryoLife Inc(a)	724,005
63,000	Cytokinetics Inc(a)	762,300
221,954	Darling Ingredients Inc(a)	3,493,556
83,415	Depomed Inc(a)(b)	895,877
59,349	Diplomat Pharmacy Inc(a)(b)	878,365
10,614	Eagle Pharmaceuticals Inc(a)(b)	837,338
47,235	Emergent BioSolutions Inc(a)	1,601,739
18,785	Enanta Pharmaceuticals Inc(a)	675,884
63,676	Ensign Group Inc	1,386,227
13,766	Forrester Research Inc	538,939
58,226	Green Dot Corp Class A(a)	2,243,448
70,477	Haemonetics Corp(a)	2,783,137
98,144	Healthcare Services Group Inc	4,596,084
59,494	HealthEquity Inc(a)	2,964,586
24,932	Heidrick & Struggles International Inc	542,271
8,500	Heska Corp(a)	867,595
113,513	HMS Holdings Corp(a)	2,099,990
20,235	ICU Medical Inc(a)	3,490,537
98,920	Impax Laboratories Inc(a)	1,592,612
105,060	Innoviva Inc(a)	1,344,768
21,791	Inogen Inc(a)	2,079,297
25,522	Insperity Inc	1,812,062
37,794	Integer Holdings Corp(a)	1,634,590
81,289	Integra LifeSciences Holdings Corp(a)	4,431,063
22,482	Inter Parfums Inc	823,965
43,047	Invacare Corp(b)	568,220
20,229	J&J Snack Foods Corp	2,671,644
11,471	John B Sanfilippo & Son Inc	723,935
38,525	Kelly Services Inc Class A	864,886
115,875	Kindred Healthcare Inc	1,349,944
77,477	Korn/Ferry International	2,675,281
12,910	Landauer Inc	675,193
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,254	Lannett Co Inc(a)(b)	$ 780,382
36,361	Lantheus Holdings Inc(a)	641,772
17,000	LeMaitre Vascular Inc	530,740
9,772	Lendingtree Inc(a)(b)	1,682,738
20,129	LHC Group Inc(a)	1,366,558
25,568	Ligand Pharmaceuticals Inc(a)(b)	3,103,955
46,010	LSC Communications Inc	984,614
53,408	Luminex Corp	1,127,977
31,874	Magellan Health Inc(a)	2,323,615
43,315	Matthews International Corp Class A	2,653,044
96,966	Medicines Co(a)(b)	3,685,678
15,054	Medifast Inc	624,289
55,163	Meridian Bioscience Inc	868,817
67,124	Merit Medical Systems Inc(a)	2,560,781
138,583	MiMedx Group Inc(a)(b)	2,074,588
89,733	Momenta Pharmaceuticals Inc(a)	1,516,488
44,198	Monro Muffler Brake Inc	1,845,267
91,481	Myriad Genetics Inc(a)(b)	2,363,869
44,495	Natus Medical Inc(a)	1,659,663
63,612	Navigant Consulting Inc(a)	1,256,973
208,621	Nektar Therapeutics(a)	4,078,541
51,262	Neogen Corp(a)	3,542,717
40,440	Nutrisystem Inc	2,104,902
65,338	On Assignment Inc(a)	3,538,053
77,158	OraSure Technologies Inc(a)	1,331,747
24,501	Orthofix International NV(a)	1,138,806
42,173	PharMerica Corp(a)	1,107,041
24,705	Phibro Animal Health Corp Class A	915,320
95,158	Progenics Pharmaceuticals Inc(a)	646,123
15,421	Providence Service Corp(a)	780,457
38,072	Quorum Health Corp(a)	157,999
70,548	Rent-A-Center Inc(b)	826,823
49,433	Repligen Corp(a)	2,048,504
39,619	Resources Connection Inc	542,780
93,055	RR Donnelley & Sons Co(b)	1,166,910
26,946	Sanderson Farms Inc	3,116,305
70,096	SciClone Pharmaceuticals Inc(a)	771,056
34	SEACOR Marine Holdings Inc(a)	692
144,207	Select Medical Holdings Corp(a)	2,213,577
8,812	Seneca Foods Corp Class A(a)	273,613
51,060	SpartanNash Co	1,325,518
97,001	Spectrum Pharmaceuticals Inc(a)(b)	722,657
13,868	Strayer Education Inc	1,292,775
32,203	Sucampo Pharmaceuticals Inc Class A(a)(b)	338,132
67,614	Supernus Pharmaceuticals Inc(a)	2,914,163
352,767	SUPERVALU Inc(a)	1,160,603
18,633	SurModics Inc(a)	524,519
39,431	Team Inc(a)	924,657
45,167	Tivity Health Inc(a)	1,799,905
57,165	TrueBlue Inc(a)	1,514,873

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
33,615	Universal Corp	$ 2,174,890
16,883	US Physical Therapy Inc	1,019,733
50,350	Varex Imaging Corp(a)(b)	1,701,830
27,040	Viad Corp	1,277,640
18,949	WD-40 Co(b)	2,091,022
		193,125,766
Energy — 2.65%
94,053	Archrock Inc	1,072,204
104,422	Atwood Oceanics Inc(a)(b)	851,039
95,768	Bill Barrett Corp(a)	294,008
43,766	Bristow Group Inc(b)	334,810
26,131	CARBO Ceramics Inc(a)(b)	178,997
105,480	Carrizo Oil & Gas Inc(a)(b)	1,837,462
95,198	Cloud Peak Energy Inc(a)	336,049
26,662	Contango Oil & Gas Co(a)	177,036
529,497	Denbury Resources Inc(a)(b)	810,130
24,732	Era Group Inc(a)	233,965
41,761	Exterran Corp(a)	1,115,019
73,511	Flotek Industries Inc(a)(b)	657,188
31,615	FutureFuel Corp	477,070
19,112	Geospace Technologies Corp(a)	264,319
49,152	Green Plains Inc	1,010,074
15,971	Gulf Island Fabrication Inc	185,264
181,590	Helix Energy Solutions Group Inc(a)	1,024,168
35,612	Matrix Service Co(a)	332,972
375,000	McDermott International Inc(a)	2,688,751
124,330	Newpark Resources Inc(a)	913,825
325,000	Noble Corp PLC(b)	1,176,500
48,324	Northern Oil & Gas Inc(a)(b)	67,654
76,110	PDC Energy Inc(a)	3,281,102
95,241	Pioneer Energy Services Corp(a)	195,244
7,575	REX American Resources Corp(a)	731,442
21,238	SEACOR Holdings Inc(a)	728,463
275,523	SRC Energy Inc(a)(b)	1,854,270
83,621	SunCoke Energy Inc(a)	911,469
59,671	Tesco Corp(a)	265,536
167,187	TETRA Technologies Inc(a)	466,452
73,054	Unit Corp(a)(b)	1,368,301
		25,840,783
Financial — 22.41%
113,931	Acadia Realty Trust REIT	3,167,282
37,325	Agree Realty Corp REIT	1,712,098
56,208	American Assets Trust Inc REIT	2,214,033
119,461	American Equity Investment Life Holding Co	3,139,435
50,071	Ameris Bancorp	2,413,422
26,165	AMERISAFE Inc	1,490,097
126,814	Apollo Commercial Real Estate Finance Inc REIT	2,352,400
60,706	Armada Hoffler Properties Inc REIT	786,143
Shares		Fair Value
Financial — (continued)
123,678	Astoria Financial Corp	$ 2,492,112
67,348	Banc of California Inc(b)	1,447,982
57,925	Bank Mutual Corp	530,014
34,932	Banner Corp	1,974,007
77,746	BofI Holding Inc(a)(b)	1,844,135
113,185	Boston Private Financial Holdings Inc	1,737,390
103,039	Brookline Bancorp Inc	1,504,369
126,735	Capstead Mortgage Corp REIT	1,321,846
98,319	CareTrust Inc REIT	1,822,834
231,152	CBL & Associates Properties Inc REIT(b)	1,948,611
104,427	Cedar Realty Trust Inc REIT	506,471
41,703	Central Pacific Financial Corp	1,312,393
52,000	Chatham Lodging Trust REIT	1,044,680
80,807	Chesapeake Lodging Trust REIT	1,977,347
20,542	City Holding Co	1,353,102
78,631	Columbia Banking System Inc	3,133,445
66,195	Community Bank System Inc(b)	3,691,695
45,976	CoreSite Realty Corp REIT	4,759,895
37,903	Customers Bancorp Inc(a)	1,071,897
138,544	CVB Financial Corp	3,107,542
269,285	DiamondRock Hospitality Co REIT	2,948,671
41,298	Dime Community Bancshares Inc	809,441
45,579	EastGroup Properties Inc REIT	3,819,520
21,399	eHealth Inc(a)	402,301
43,492	Employers Holdings Inc	1,839,712
32,339	Encore Capital Group Inc(a)(b)	1,298,411
32,854	Enova International Inc(a)	487,882
55,172	Evercore Partners Inc Class A	3,889,626
27,936	Fidelity Southern Corp	638,617
77,773	Financial Engines Inc(b)	2,846,492
212,434	First BanCorp(a)	1,229,993
117,065	First Commonwealth Financial Corp	1,484,384
83,791	First Financial Bancorp	2,321,011
89,078	First Financial Bankshares Inc(b)	3,937,248
110,052	First Midwest Bancorp Inc	2,565,312
45,010	Forestar Group Inc(a)	771,922
80,711	Four Corners Property Trust Inc REIT	2,026,653
145,307	Franklin Street Properties Corp REIT	1,610,002
36,312	Getty Realty Corp REIT	911,431
103,026	Glacier Bancorp Inc	3,771,782
129,283	Government Properties Income Trust REIT(b)	2,367,172
78,990	Great Western Bancorp Inc	3,223,582
36,897	Greenhill & Co Inc	741,630
43,793	Hanmi Financial Corp	1,245,911
10,961	HCI Group Inc(b)	514,948

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
55,177	Hersha Hospitality Trust REIT	$ 1,021,326
47,869	HFF Inc Class A	1,664,405
36,160	HomeStreet Inc(a)	1,000,728
171,408	Hope Bancorp Inc	3,196,759
54,795	Horace Mann Educators Corp	2,071,251
80,000	Independence Realty Trust Inc REIT(b)	789,600
36,264	Independent Bank Corp	2,416,996
14,576	Infinity Property & Casualty Corp	1,370,144
91,602	Interactive Brokers Group Inc Class A(b)	3,427,747
19,813	International FCStone Inc(a)	748,139
42,978	Investment Technology Group Inc	912,853
111,174	Kite Realty Group Trust REIT	2,104,524
56,270	LegacyTexas Financial Group Inc	2,145,575
290,884	Lexington Realty Trust REIT	2,882,660
53,534	LTC Properties Inc REIT	2,751,112
97,306	Maiden Holdings Ltd	1,080,097
35,458	National Bank Holdings Corp Class A	1,174,014
60,000	National Storage Affiliates Trust REIT	1,386,600
30,191	Navigators Group Inc	1,657,486
58,548	NBT Bancorp Inc	2,163,349
61,616	Northfield Bancorp Inc	1,056,714
137,540	Northwest Bancshares Inc	2,146,999
60,051	OFG Bancorp	600,510
182,253	Old National Bancorp	3,143,864
24,665	Opus Bank	596,893
52,320	Oritani Financial Corp	892,056
56,223	Parkway Inc REIT	1,286,944
94,842	Pennsylvania REIT	1,073,611
18,535	Piper Jaffray Cos	1,111,173
62,504	PRA Group Inc(a)	2,368,902
71,798	ProAssurance Corp	4,365,318
81,808	Provident Financial Services Inc	2,076,287
26,320	PS Business Parks Inc REIT	3,484,505
105,000	Ramco-Gershenson Properties Trust REIT	1,354,500
23,411	RE/MAX Holdings Inc Class A	1,312,187
147,547	Retail Opportunity Investments Corp REIT	2,831,427
51,498	RLI Corp	2,812,821
47,354	S&T Bancorp Inc	1,698,114
86,830	Sabra Health Care Inc REIT(b)	2,092,603
18,871	Safety Insurance Group Inc	1,288,889
16,247	Saul Centers Inc REIT	942,001
78,323	Selective Insurance Group Inc	3,920,066
59,789	ServisFirst Bancshares Inc	2,205,616
40,205	Simmons First National Corp Class A	2,126,845
36,133	Southside Bancshares Inc	1,262,487
182,643	Sterling Bancorp	4,246,450
Shares		Fair Value
Financial — (continued)
31,971	Stewart Information Services Corp	$ 1,450,844
140,153	Summit Hotel Properties Inc REIT	2,613,853
16,865	Tompkins Financial Corp	1,327,613
127,236	TrustCo Bank Corp NY	986,079
96,046	United Community Banks Inc	2,670,079
28,735	United Fire Group Inc	1,266,064
25,213	United Insurance Holdings Corp	396,600
16,906	Universal Health Realty Income Trust REIT	1,344,703
43,921	Universal Insurance Holdings Inc	1,106,809
40,448	Urstadt Biddle Properties Inc REIT Class A	800,870
8,996	Virtus Investment Partners Inc	998,106
112,600	Waddell & Reed Financial Inc Class A(b)	2,125,888
53,168	WageWorks Inc(a)	3,572,890
37,916	Walker & Dunlop Inc(a)	1,851,438
35,423	Westamerica Bancorporation(b)	1,985,105
152,200	WisdomTree Investments Inc(b)	1,547,874
8,083	World Acceptance Corp(a)(b)	605,498
		218,473,791
Industrial — 17.56%
53,062	AAON Inc(a)	1,955,335
43,029	AAR Corp	1,495,688
80,252	Actuant Corp Class A	1,974,199
53,641	Advanced Energy Industries Inc(a)	3,470,036
44,797	Aegion Corp(a)	980,158
100,492	Aerojet Rocketdyne Holdings Inc(a)	2,090,234
27,267	Aerovironment Inc(a)	1,041,599
12,565	Alamo Group Inc	1,141,028
38,888	Albany International Corp Class A	2,076,619
38,697	Apogee Enterprises Inc	2,199,537
52,483	Applied Industrial Technologies Inc	3,099,121
23,920	Applied Optoelectronics Inc(a)(b)	1,478,017
32,205	ArcBest Corp	663,423
26,119	Astec Industries Inc	1,449,866
34,038	Atlas Air Worldwide Holdings Inc(a)	1,775,082
71,017	Axon Enterprise Inc(a)(b)	1,785,367
35,159	AZZ Inc	1,961,872
39,240	Badger Meter Inc	1,563,714
67,183	Barnes Group Inc	3,932,221
10,746	Bel Fuse Inc Class B	265,426
67,061	Benchmark Electronics Inc(a)	2,166,070
51,817	Boise Cascade Co(a)	1,575,237
64,805	Brady Corp Class A	2,196,889
56,467	Briggs & Stratton Corp	1,360,855

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
41,941	Chart Industries Inc(a)	$ 1,456,611
22,247	CIRCOR International Inc	1,321,027
50,212	Comfort Systems USA Inc	1,862,865
44,186	CTS Corp	954,418
33,800	Cubic Corp	1,564,940
20,275	DXP Enterprises Inc(a)	699,488
36,465	Echo Global Logistics Inc(a)	725,653
46,620	Electro Scientific Industries Inc(a)	384,149
27,584	Encore Wire Corp	1,177,837
28,724	EnPro Industries Inc	2,050,032
34,733	ESCO Technologies Inc	2,071,823
34,586	Exponent Inc	2,016,364
49,969	Fabrinet (a)	2,131,678
22,072	FARO Technologies Inc(a)	834,322
80,865	Federal Signal Corp	1,403,816
40,775	Forward Air Corp	2,172,492
51,843	Franklin Electric Co Inc	2,146,300
65,774	General Cable Corp	1,075,405
42,899	Gibraltar Industries Inc(a)	1,529,349
38,364	Greenbrier Cos Inc(b)	1,774,335
41,793	Griffon Corp	917,356
107,956	Harsco Corp(a)	1,738,092
16,591	Haynes International Inc	602,419
58,110	Heartland Express Inc	1,209,850
83,940	Hillenbrand Inc	3,030,234
45,028	Hub Group Inc Class A(a)	1,726,824
74,024	II-VI Inc(a)	2,539,023
23,589	Insteel Industries Inc	777,729
45,377	Itron Inc(a)	3,074,292
42,521	John Bean Technologies Corp	4,167,058
36,616	Kaman Corp	1,826,040
119,105	KapStone Paper & Packaging Corp	2,457,136
89,753	Knight Transportation Inc(b)	3,325,349
14,496	Lindsay Corp(b)	1,293,768
26,888	LSB Industries Inc(a)(b)	277,753
22,928	Lydall Inc(a)	1,185,378
30,634	Marten Transport Ltd	839,372
58,257	Matson Inc	1,750,040
49,619	Methode Electronics Inc	2,044,303
43,451	Moog Inc Class A(a)	3,116,306
78,214	Mueller Industries Inc	2,381,616
17,518	Multi-Color Corp	1,429,469
30,327	Myers Industries Inc	544,370
21,641	MYR Group Inc(a)	671,304
6,599	National Presto Industries Inc(b)	729,189
11,248	Olympic Steel Inc	219,111
34,828	Orion Marine Group Inc(a)	260,165
24,017	OSI Systems Inc(a)	1,804,878
25,660	Park Electrochemical Corp	472,657
21,458	Patrick Industries Inc(a)	1,563,215
66,643	PGT Inc(a)	853,030
44,834	Plexus Corp(a)	2,356,923
11,706	Powell Industries Inc	374,475
32,839	Proto Labs Inc(a)	2,208,423
45,669	Quanex Building Products Corp	965,899
Shares		Fair Value
Industrial — (continued)
49,068	Raven Industries Inc	$ 1,633,964
38,003	Roadrunner Transportation Systems Inc(a)	276,282
24,161	Rogers Corp(a)	2,624,368
34,597	Saia Inc(a)	1,774,826
101,761	Sanmina Corp(a)	3,877,094
54,466	Simpson Manufacturing Co Inc	2,380,709
57,877	SPX Corp(a)	1,456,185
56,932	SPX Flow Inc(a)	2,099,652
17,300	Standex International Corp	1,569,110
23,495	Sturm Ruger & Co Inc(b)	1,460,214
23,951	Tennant Co	1,767,584
77,005	Tetra Tech Inc	3,522,979
52,759	TimkenSteel Corp(a)(b)	810,906
50,051	TopBuild Corp(a)	2,656,207
35,746	Tredegar Corp	545,127
39,548	Trex Company Inc(a)	2,675,818
66,854	Triumph Group Inc	2,112,586
115,120	TTM Technologies Inc(a)	1,998,483
27,647	Universal Forest Products Inc	2,413,860
20,074	US Concrete Inc(a)(b)	1,576,813
28,837	US Ecology Inc	1,456,268
22,515	Vicor Corp(a)	403,019
37,487	Watts Water Technologies Inc Class A	2,369,178
		171,244,775
Technology — 8.03%
22,497	Agilysys Inc(a)	227,670
49,417	Bottomline Technologies Inc(a)	1,269,523
93,930	Brooks Automation Inc	2,037,342
34,076	Cabot Microelectronics Corp	2,515,831
33,003	CACI International Inc Class A(a)	4,127,025
28,414	CEVA Inc(a)	1,291,416
33,620	Cohu Inc	529,179
14,705	Computer Programs & Systems Inc(b)	482,324
52,976	Cray Inc(a)	974,758
44,820	CSG Systems International Inc	1,818,796
36,698	Digi International Inc(a)	372,485
51,978	Diodes Inc(a)	1,249,031
44,900	Donnelley Financial Solutions Inc(a)	1,030,904
27,442	DSP Group Inc(a)	318,327
29,490	Ebix Inc(b)	1,589,511
62,621	Electronics For Imaging Inc(a)	2,966,983
24,342	Engility Holdings Inc(a)	691,313
45,547	ExlService Holdings Inc(a)	2,531,502
48,376	Insight Enterprises Inc(a)	1,934,556
77,600	Kopin Corp(a)	287,896
95,633	Kulicke & Soffa Industries Inc(a)	1,818,940
72,936	LivePerson Inc(a)	802,296
74,975	Lumentum Holdings Inc(a)	4,277,324

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
33,917	ManTech International Corp Class A	$ 1,403,486
70,000	MaxLinear Inc(a)	1,952,300
63,879	Mercury Systems Inc(a)	2,688,667
12,511	MicroStrategy Inc Class A(a)	2,397,983
72,858	MKS Instruments Inc	4,903,343
54,858	Monotype Imaging Holdings Inc	1,003,901
22,417	MTS Systems Corp	1,161,201
33,074	Nanometrics Inc(a)	836,442
49,948	Omnicell Inc(a)	2,152,759
39,996	Power Integrations Inc	2,915,708
65,489	Progress Software Corp	2,022,955
62,689	Quality Systems Inc(a)	1,078,878
40,513	Qualys Inc(a)	1,652,930
150,397	Rambus Inc(a)	1,719,038
41,848	Rudolph Technologies Inc(a)	956,227
88,559	Semtech Corp(a)	3,165,984
22,861	SPS Commerce Inc(a)	1,457,617
51,227	Super Micro Computer Inc(a)	1,262,746
51,965	Sykes Enterprises Inc(a)	1,742,386
58,581	Synchronoss Technologies Inc(a)	963,657
20,982	TeleTech Holdings Inc	856,066
64,234	Veeco Instruments Inc(a)	1,788,917
37,069	Virtusa Corp(a)	1,089,829
66,034	Xperi Corp	1,967,813
		78,285,765
Utilities — 2.73%
68,388	ALLETE Inc	4,902,052
49,235	American States Water Co	2,334,231
86,579	Avista Corp	3,676,144
64,508	California Water Service Group	2,373,895
54,580	El Paso Electric Co	2,821,786
38,516	Northwest Natural Gas Co	2,305,183
106,867	South Jersey Industries Inc	3,651,645
64,891	Spire Inc	4,526,147
		26,591,083
TOTAL COMMON STOCK — 99.00% (Cost $768,417,321)		$ 965,245,132
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.52%
$ 5,000,000	Federal Home Loan Bank 0.66%, 07/03/2017	$ 4,999,819
Repurchase Agreements — 10.81%
5,398,836	Undivided interest of 20.83% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $5,398,836 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	5,398,836
25,037,175	Undivided interest of 20.98% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $25,037,175 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	25,037,175
4,435,380	Undivided interest of 21.24% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $4,435,380 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	4,435,380

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$25,037,175	Undivided interest of 21.27% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $25,037,175 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	$ 25,037,175
25,037,175	Undivided interest of 21.37% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $25,037,175 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	25,037,175
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$20,470,636	Undivided interest of 30.73% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $20,470,636 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	$ 20,470,636
105,416,377
SHORT TERM INVESTMENTS — 11.33% (Cost $110,416,196)		$ 110,416,196
TOTAL INVESTMENTS — 110.33% (Cost $878,833,517)		$ 1,075,661,328
OTHER ASSETS & LIABILITIES, NET — (10.33)%		$ (100,686,118)
TOTAL NET ASSETS — 100.00%		$ 974,975,210

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
Russell 2000 Mini Long Futures	156	USD	11,031,540	September 2017	$(8,612)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $102,900,970 of securities on loan)(a)	$970,244,951
Repurchase agreements, fair value(b)	105,416,377
Cash	178,000
Margin deposits	522,600
Dividends receivable	970,341
Subscriptions receivable	1,167,324
Receivable for investments sold	5,792,998
Variation margin on futures contracts	1,605,217
Total Assets	1,085,897,808
LIABILITIES:
Payable for investments purchased	2,694,255
Payable for director fees	789
Payable for distribution fees	12,677
Payable for other accrued fees	25,679
Payable for shareholder services fees	173,239
Payable to investment adviser	185,765
Payable upon return of securities loaned	105,416,377
Redemptions payable	2,413,817
Total Liabilities	110,922,598
NET ASSETS	$974,975,210
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,076,031
Paid-in capital in excess of par	720,599,607
Net unrealized appreciation	196,819,199
Undistributed net investment income	504,704
Accumulated net realized gain	48,975,669
NET ASSETS	$974,975,210
NET ASSETS BY CLASS
Investor Class	$539,909,244
Class L	$62,995,352
Institutional Class	$372,070,614
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	39,973,372
Class L	3,686,484
Institutional Class	37,100,449
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.51
Class L	$17.09
Institutional Class	$10.03
(a) Cost of investments	$773,417,140
(b) Cost of repurchase agreements	$105,416,377
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$72,917
Income from securities lending	269,103
Dividends	6,354,679
Foreign withholding tax	(648)
Total Income	6,696,051
EXPENSES:
Management fees	1,129,571
Shareholder services fees – Investor Class	929,294
Shareholder services fees – Class L	79,884
Audit and tax fees	7,181
Custodian fees	5,446
Director's fees	789
Distribution fees – Class L	57,463
Legal fees	646
Pricing fees	947
Registration fees	7,951
Shareholder report fees	4,075
Transfer agent fees	2,172
Other fees	108
Total Expenses	2,225,527
Less amount waived by investment adviser	2,879
Net Expenses	2,222,648
NET INVESTMENT INCOME	4,473,403
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	36,886,078
Net realized gain on futures contracts	1,267,455
Net Realized Gain	38,153,533
Net change in unrealized depreciation on investments	(17,263,217)
Net change in unrealized appreciation on futures contracts	331,763
Net Change in Unrealized Depreciation	(16,931,454)
Net Realized and Unrealized Gain	21,222,079
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,695,482
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P Small Cap 600® Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$4,473,403	$8,801,743
Net realized gain	38,153,533	54,688,180
Net change in unrealized appreciation (depreciation)	(16,931,454)	125,721,774
Net Increase in Net Assets Resulting from Operations	25,695,482	189,211,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,490,830)	(4,704,357)
Class L	(98,525)	(115,580)
Institutional Class	(2,379,344)	(6,104,568)
From net investment income	(3,968,699)	(10,924,505)
From net realized gains
Investor Class	-	(24,978,899)
Class L	-	(1,104,118)
Institutional Class	-	(20,841,323)
From net realized gains	0	(46,924,340)
Total Distributions	(3,968,699)	(57,848,845)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	119,710,453	200,571,288
Class L	36,021,347	19,693,643
Institutional Class	54,045,022	96,281,573
Shares issued in reinvestment of distributions
Investor Class	1,490,830	29,683,256
Class L	98,525	1,219,698
Institutional Class	2,379,344	26,945,891
Shares issued in connection with fund reorganization
Investor Class	N/A	11,039,906
Shares redeemed
Investor Class	(123,503,428)	(213,681,334)
Class L	(6,291,007)	(11,089,828)
Institutional Class	(27,976,971)	(95,576,691)
Net Increase in Net Assets Resulting from Capital Share Transactions	55,974,115	65,087,402
Total Increase in Net Assets	77,700,898	196,450,254
NET ASSETS:
Beginning of Period	897,274,312	700,824,058
End of Period(a)	$974,975,210	$897,274,312
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P Small Cap 600® Index Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,016,260	16,798,661
Class L	2,145,775	1,280,635
Institutional Class	5,500,200	10,910,161
Shares issued in reinvestment of distributions
Investor Class	110,760	2,282,516
Class L	5,785	73,548
Institutional Class	238,173	2,780,929
Shares issued in connection with fund reorganization
Investor Class	N/A	1,008,786
Shares redeemed
Investor Class	(9,288,637)	(18,117,584)
Class L	(373,801)	(771,273)
Institutional Class	(2,799,290)	(9,955,804)
Net Increase	4,555,225	6,290,575
(a) Including undistributed net investment income:	$504,704	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.20	0.06	0.29	0.35	(0.04)	-	(0.04)	$13.51	2.63% (d)
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
12/31/2013	$ 9.66	0.10	3.81	3.91	(0.16)	(0.48)	(0.64)	$12.93	40.59%
12/31/2012	$ 8.73	0.13	1.24	1.37	(0.15)	(0.29)	(0.44)	$ 9.66	15.78%
Class L
06/30/2017(Unaudited)	$16.70	0.05	0.37	0.42	(0.03)	-	(0.03)	$17.09	2.50% (d)
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
12/31/2013	$11.67	0.09	4.60	4.69	(0.16)	(0.48)	(0.64)	$15.72	40.25%
12/31/2012	$10.47	0.14	1.48	1.62	(0.13)	(0.29)	(0.42)	$11.67	15.49%
Institutional Class
06/30/2017(Unaudited)	$ 9.82	0.06	0.21	0.27	(0.06)	-	(0.06)	$10.03	2.79% (d)
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (e)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$539,909	0.60% (g)	0.60% (g)	0.84% (g)	11% (d)
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	0.86%	20%
12/31/2013	$654,842	0.60%	0.60%	0.84%	17%
12/31/2012	$440,737	0.60%	0.60%	1.37%	13%
Class L
06/30/2017 (Unaudited)	$ 62,995	0.86% (g)	0.85% (g)	0.64% (g)	11% (d)
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	0.66%	20%
12/31/2013	$ 4,251	0.85%	0.85%	0.62%	17%
12/31/2012	$ 751	0.85%	0.84%	1.22%	13%
Institutional Class
06/30/2017 (Unaudited)	$372,071	0.25% (g)	0.25% (g)	1.19% (g)	11% (d)
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (e)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 965,245,132	$ —	$ —	$ 965,245,132
Short Term Investments	—	110,416,196	—	110,416,196
Total Assets	$ 965,245,132	$ 110,416,196	$ 0	$ 1,075,661,328
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (8,612)	$ —	$ —	$ (8,612)
Total Liabilities	$ (8,612)	$ 0	$ 0	$ (8,612)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$883,355,602
Gross unrealized appreciation on investments	269,429,821
Gross unrealized depreciation on investments	(77,124,095)
Net unrealized appreciation on investments	$192,305,726
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2017

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 277 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(8,612) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,267,455	Net change in unrealized appreciation on futures contracts	$331,763
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.25% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for distribution fees and shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $170,010,735 and $103,420,452, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $102,900,970 and received collateral as reported on the Statement of Assets and Liabilities of $105,416,377 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Effective August 1, 2017 the management fee and expense limit of the Fund will be reduced. As compensation for its services to Great-West Funds, the Adviser will receive monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. The Adviser will be required by contract to waive any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees, and various other expenses of 0.21% of the average daily net assets of the Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Small Cap 600 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed the index the Fund is designed to track for the one-, three, five- and ten-year periods ended December 31, 2016 primarily due to the Fund’s expenses, the Fund was in the first quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds and the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). However, the Board noted that, although the Fund’s total annual operating expense ratio was higher than the median of its peer group, the Fund’s total annual operating expense ratio was the same as the average of the peer group and lower than the average and median of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to six funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the

Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 15, 2017 (the “Meeting”), approved an amendment to the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), with respect to the Great-West S&P Small Cap 600 Index Fund (the “Fund”) to be effective August 1, 2017.
As part of its consideration, the Board reviewed materials received from GWCM. The Board also considered materials previously provided by legal counsel, and the Independent Directors met separately with independent legal counsel to review the proposal presented and the materials provided.
In connection with the review process, the Board considered that, at its April 2017 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by GWCM and the investment management fee and total expense ratio of the Fund, along with performance information for the Fund. The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the total expense ratio for the Fund’s Institutional Class would be at the median of its Lipper peer group. The Board considered that GWCM also agreed to lower the Fund’s expense cap. The Board further considered the Fund’s asset size and GWCM’s representation that the change in fees would not diminish the quality or quantity of services GWCM provides to the Fund.
Based on all of the information considered, in particular the information received and considered at its April 2017 meeting, as supplemented at the June 2017 meeting, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017